CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED BALANCE SHEET [Abstract]
Vessels and scrubbers	$ 2,344,757	$ 2,521,223
Dry docking	114,636	66,945
Right-of-use assets - Vessels	38,413	18,661
Other property, plant and equipment	865	733
Total property, plant and equipment	2,498,671	2,607,562
Intangible assets	83	510
Total intangible assets	83	510
Other investments	297,581	23,069
Derivative financial instruments	2,627	12,024
Restricted cash	10,000	13,542
Loans receivable from joint ventures	59,845	64,133
Joint ventures	97,821	81,371
Trade and other receivables, and prepayments	1,320	0
Total other non-current assets	469,194	194,139
Total non-current assets	2,967,948	2,802,211
Intangible assets	16,665	5,919
Total intangible assets	16,665	5,919
Inventories	69,027	94,155
Trade and other receivables, and prepayments	521,954	503,836
Derivative financial instruments	6,237	12,601
Cash at bank and on hand	103,609	195,271
Cash retained in the commercial pools	88,966	88,297
Assets held for sale	37,490	0
Total other current assets	827,283	894,160
Total current assets	843,948	900,079
Total assets	3,811,896	3,702,290
Share capital	1,093,055	1,093,055
Other reserves	468,761	517,713
Treasury shares	(78,449)	(53,439)
Retained earnings	846,220	705,177
Total shareholders' equity	2,329,587	2,262,506
Borrowings	910,402	785,954
Total non-current liabilities	910,402	785,954
Borrowings	212,574	336,295
Derivative financial instruments	163	1,939
Current income tax liabilities	5,019	2,757
Trade and other payables, and provisions	354,151	312,839
Total current liabilities	571,907	653,830
Total liabilities	1,482,309	1,439,784
Total shareholders' equity and liabilities	$ 3,811,896	$ 3,702,290